Share-based Compensation - Additional Information (Detail) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CAD ($) shares $ / shares	Dec. 31, 2019 CAD ($) shares $ / shares $ / shares	Dec. 31, 2018 CAD ($) shares $ / shares	Dec. 31, 2018 CAD ($) shares $ / shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options granted	4,612,000	4,612,000	1,724,000	1,724,000
Weighted average grant-date fair value		$ 0.41		$ 1.44
Average exercise price, exercisable	$ 1.16	$ 1.16
Weighted average fair value at measurement date share options granted | $	$ 1,696	$ 1,696	$ 2,982	$ 2,982
Performance share units (PSUs) [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement | shares	875,000	875,000	400,000	400,000
Deferred Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Long-term financial liability | $	$ 1,483	$ 1,483	$ 1,513	$ 1,513
Number of share options granted in share-based payment arrangement | shares	682,000	682,000	385,000	385,000
Weighted average fair value at measurement date share awards granted per share	$ 0.78		$ 2.86
Directors, executives and employees [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options granted | shares	4,611,500	4,611,500	1,724,500	1,724,500
Total fair value of options granted | $	$ 1,891	$ 1,891	$ 2,483	$ 2,483
Weighted average grant-date fair value		$ 0.41		$ 1.44
Average exercise price, exercisable	$ 0.75	$ 0.75	$ 2.84	$ 2.84
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum allowable under the plan	9.50%	9.50%
Options exercise period	5 years	5 years
Top of range [member] | Performance share units (PSUs) [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of performance factor	250.00%	250.00%
Weighted average fair value at measurement date share awards granted per share	$ 1.33		$ 4.70
Top of range [member] | Independent directors [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum allowable under the plan for independent directors	1.00%	1.00%
Top of range [member] | Directors, executives and employees [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options exercise period	5 years	5 years
Bottom of range [member] | Performance share units (PSUs) [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of performance factor	0.00%	0.00%